Executive and Supervisory Board Compensation - Supervisory Board Compensation (Details) - Supervisory Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Executive and Supervisory Board Compensation
Total compensation	€ 5,427	€ 5,206	€ 3,856
Thereof fixed compensation	3,185	3,149	3,176
Thereof committee remuneration	€ 2,242	€ 2,058	€ 680